14. Debt (Details-Maturity Term Debt) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long term debt	$ 10,636,020	$ 5,062,230
Term Debt	18,182,647	10,184,826
Term Debt Total	19,287,906	10,184,826
Demand and Revolving Debt
2015	0
2016	1,105,259	0
Term Debt
2014	0	5,122,596
2015	7,546,627	1,266,590
2016	2,648,150	772,250
2017	2,869,383	549,140
2018	2,642,972	2,297,250
2019	1,213,227	177,000
2020 & Thereafter	$ 1,262,288	$ 0